COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expenses under operating leases	$ 4,449	$ 2,522	$ 1,336